Document and Entity Information	Jun. 21, 2021
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Jun. 21, 2021
Entity Registrant Name	GORES HOLDINGS VI, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39790
Entity Tax Identification Number	85-1695048
Entity Address Address Line1	6200 Lookout Road
Entity Address City Or Town	Boulder
Entity Address State Or Province	CO
Entity Address Postal Zip Code	80301
City Area Code	310
Local Phone Number	209-3010
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001819394
Class A Common Stock [Member]
Document Information [Line Items]
Security12b Title	Class A Common Stock
Trading Symbol	GHVI
Security Exchange Name	NASDAQ
Warrants [Member]
Document Information [Line Items]
Security12b Title	Warrants
Trading Symbol	GHVIW
Security Exchange Name	NASDAQ
Units [Member]
Document Information [Line Items]
Security12b Title	Units
Trading Symbol	GHVIU
Security Exchange Name	NASDAQ